Stockholders' Equity: (Details) (USD $)	3 Months Ended	12 Months Ended								0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended				3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended
	Sep. 30, 2014 item	Jun. 30, 2014 item	Jun. 30, 2013	Sep. 30, 2014 Class A Warrants	Jun. 30, 2014 Class A Warrants	Oct. 02, 2013 Class A Warrants	Sep. 30, 2014 Class B Warrants	Jun. 30, 2014 Class B Warrants	Oct. 02, 2013 Class B Warrants	Oct. 02, 2013 Subordinated promissory note	Sep. 30, 2014 Notes	Jun. 30, 2014 Notes	Sep. 30, 2014 Series A Preferred Stock	Jun. 30, 2014 Series A Preferred Stock	Jun. 30, 2013 Series A Preferred Stock	Sep. 30, 2014 Series B Convertible Preferred Stock	Jun. 30, 2014 Series B Convertible Preferred Stock	Jun. 30, 2013 Series B Convertible Preferred Stock	Oct. 02, 2013 Series C Voting Preferred Stock	Sep. 30, 2014 Series C Voting Preferred Stock	Jun. 30, 2014 Series C Voting Preferred Stock	Jun. 30, 2013 Series C Voting Preferred Stock	Sep. 30, 2014 Langtry	Jun. 30, 2014 Langtry	Oct. 02, 2013 Langtry Series B Convertible Preferred Stock	Sep. 30, 2014 Calvin A. Wallen III	Jun. 30, 2014 Calvin A. Wallen III	Jun. 30, 2014 Calvin A. Wallen III Subordinated promissory note	Sep. 30, 2013 Calvin A. Wallen III Subordinated promissory note	Jun. 30, 2013 Calvin A. Wallen III Subordinated promissory note	Oct. 02, 2013 Calvin A. Wallen III Series B Convertible Preferred Stock	Aug. 31, 2009 Subscription Agreements with certain investors	Jun. 30, 2014 Subscription Agreements with certain investors
Stockholders' equity
Shares issued																			98,751.823						12,047						2,115	2,104,001
Number of common stock shares for which warrants are issued						65,834,549			32,917,274																							1,052,000	787,294
Exercise price of warrants (in dollars per share)						$ 0.01			$ 0.50																								$ 0.6747
Preferred stock authorized (in shares)	10,000,000	10,000,000	10,000,000											165,000	165,000	35,000	35,000	35,000
Number of series of preferred stock established	3	3
Number of series of preferred stock cancelled	1	1
Stated value (in dollars per share)		$ 0.01	$ 0.01										$ 100	$ 100	$ 100	$ 1,000	$ 1,000	$ 1,000	$ 0.01
Cumulative dividend rate (as a percent)													8.00%	8.00%	8.00%	9.50%	9.50%	9.50%
Preferred stock, conversion price (in dollars per share)													$ 1.20	$ 1.20		$ 0.50	$ 0.50
Preferred stock, redeemable value (in dollars per share)													$ 120	$ 120	$ 120					$ 0.01	$ 0.01	$ 0.01
Preferred shares issued																				98,751.823	98,751.823
Preferred shares outstanding																17,328.987	16,928.47	0			98,751.823
Preferred stock in lieu of dividends (in shares)																400.517
Value of shares issued																			$ 988						$ 12,047,000						$ 2,115,000
Term of debt, used as amortization period											3 years	3 years
Principal amount			2,000,000							2,000,000	45,961,125	43,090,338																	2,500,000	2,000,000
Accrued and unpaid interest										114,986																		896,667
Gain (loss) recognized on transaction of exchange																							9,830,152	9,830,152		1,725,826	1,725,826
Fair value of warrants				$ 23,700,437	$ 23,700,437		$ 9,710,596	$ 9,710,596